Annual Operating Expenses - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - Fidelity Advisor Stock Selector Mid Cap Fund - Fidelity Stock Selector Mid Cap Fund
	Jan. 29, 2025
Operating Expenses:
Management fee	0.60%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.63%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P MidCap 400® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.